Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash	$ 1,475,210	$ 6,068,555	$ 3,593,756
Investments of cash surpluses	10,656,679	7,840,689	3,897,894
Cash equivalents designated for expenditure, held in trust in short term	1,200,988	535,305	8,543
Total	$ 13,332,877	$ 14,444,549	$ 7,500,193	$ 6,151,457